Future Minimum Lease Payments Required under Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
2018	$ 24
2019	24
2020	13
2021	0
2022	0
2023 and beyond	0
Total	$ 61